Form 13F SUMMARY PAGE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment |_|; Amendment Number: ------------------

      This Amendment (Check only one.): |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chatterjee Fund Management, L.P. (a)
Address:   888 Seventh Avenue
           New York, NY 10106

Form 13F File Number: 28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Flanagan
Title:     Chief Financial Officer
Phone:     212-271-1947

Signature, Place, and Date of Signing:

/S/ John Flanagan             New York, New York               November 14, 2002
-----------------             ------------------               -----------------
[Signature]                   [City, State]                    [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                ---------
Form 13F Information Table Entry Total:                                20
                                                                ---------
                                                                  $59,281
                                                                ---------
Form 13F Information Table Value Total:                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                                                   Chatterjee Fund Management
                                                   Form 13F Information Table
                                                Quarter Ended September 30, 2002


-----------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Discretion          Voting Authority
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Issuer                 Title  Cusip       Fair Market  Shares or         Sole    Shared     Shared-    Sole    Shared    None
                       of     Number      Value (in    Principal   SH/           Instr.V    Other
                       Class              (thousands)  Amount      PRN
-----------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC       COM     036916104      $24      16,360       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
CONSECO INC           COM     208464107       $4      47,581       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION       COM     12487Q109  $22,138   1,693,800       SH     X                             X
SVCS GROUP INC
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC        COM     204912109     $728      73,850       SH     X                             X
INTL INC
-----------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC     COM     22674V100   $1,832   2,907,596       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
CRITICAL             NOTE
PATH INC            5.750%
                     4/0      22674VAB6     $819   1,000,000       PRN    X                             X
-----------------------------------------------------------------------------------------------------------------------------
GREY WOLF INC         COM     397888108     $400     111,000       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD       COM     428236103   $2,113     181,103       SH     X                             X
CO
-----------------------------------------------------------------------------------------------------------------------------
IKON OFFICE           COM     451713101     $375      47,565       SH     X                             X
SOLUTIONS INC
-----------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW       COM     456818301     $414      95,500       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC        COM     46114T102     $340     169,090       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
IVILLAGE INC          COM     46588H105      $17      29,321       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNI-   COM     741929103      $95     121,830       SH     X                             X
CATIONS GRP
-----------------------------------------------------------------------------------------------------------------------------
RCN CORP              COM     749361101      $11      21,055       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
REDBACK               COM     7572091001      $9      30,000       SH     X                             X
NETWORKS INC
-----------------------------------------------------------------------------------------------------------------------------
SELECTICA INC         COM     816288104   $4,458   1,245,140       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
SORRENTO NETWORKS     COM     83586Q100       $4      17,000       SH     X                             X
CORP
-----------------------------------------------------------------------------------------------------------------------------
SYBASE INC            COM     871130100  $25,044   2,155,290       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
TRIPOS INC            COM     896928108     $300      38,266       SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
VITRIA TECHNOLOGY     COM     92849Q104     $156     200,000       SH     X                             X
INC
-----------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 20 DATA                         $59,281            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
RECORDS